Other short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Short-term Debt [Table Text Block]
(In thousands)	2013	2012
Advances with the FHLB paying interest at maturity, at fixed rates ranging from 0.38% to 0.44% (2012 - 0.32% to 0.44%)	$400,000	$635,000
Others	1,200	1,200
Total other short-term borrowings	$401,200	$636,200